SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-          SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar. Most of the revenues are denominated and earned in U.S. dollars, and most purchases of materials and components are made in U.S. dollars. Financing and investing activities, including equity transactions and cash investments, are made in U.S. dollars and most of the Company's assets are denominated in U.S. dollars. Accordingly, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary amounts denominated in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 830 "Foreign currency matters." All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents:

The Company considers all highly liquid investments that are readily convertible to cash with original maturities of three months or less as cash equivalents.

e.	Short-term interest bearing deposits

The Company considers all highly liquid investments that are readily convertible to cash with original maturities of more than three months and less than one year as short-term deposits. As of December 31, 2011 and 2010, the Company held short-term interest bearing deposits in the amount of $67,000 and $33,000, respectively, with a weighted average interest of 2.4% and 1.6%, respectively.

f.	Marketable securities:

The Company accounts for its investments in marketable securities in accordance with FASB ASC 320 "Investments - Debt and Equity Securities". The Company determines the classification of marketable securities at the time of purchase and reevaluates such designations as of each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale marketable securities are carried at fair value, with the unrealized gain and loss reported as a separate component of shareholders' equity, accumulated other comprehensive income (loss). Realized gain and loss on sales of available-for-sale marketable securities are included in the Company's statements of operations and are derived using the specific identification basis for determining the cost of the available-for-sale marketable securities. The amortized cost of the available-for-sale marketable securities is adjusted for amortization of premiums and accretion of discount to maturity. Such amortization and accretion, together with interest on available-for-sale marketable securities, are included in the financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its available-for-sale marketable securities below the cost basis is judged to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the length of time the investment has been in a loss position, the extent to which the fair value has been less than the Company's cost basis, the investment's financial condition and the near-term prospects of the issuer. The Company adopted FASB ASC 320-10-65 effective January 1, 2009, which requires an other-than-temporary impairment for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors (provided that the Company does not intend to sell the security and it is not more likely than not that it will be required to sell it before recovery). The Company classifies its marketable securities as available-for-sale and marks them to market with changes to other comprehensive income until realization or occurrence of other than temporary impairment loss.

g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company writes down the carrying value of its inventory for estimated obsolescence or unmarketable inventory in an amount equal to the difference between the cost of inventory and its estimated realizable value based upon assumptions about future demands and market conditions. During the years ended December 31, 2011, 2010 and 2009, the Company's write downs were immaterial.

Cost is determined as follows:

Raw materials - using the weighted average cost method.

Work in progress and finished products - using the weighted average cost method and calculated manufacturing costs.

h.	Property and equipment:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

Percentage (%)
Office furniture and equipment	6
Computers, software and electronic equipment	33
Leasehold improvements	Shorter of the term of the lease or useful life

i.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with FASB ASC 360-10-35 "Property, Plant and Equipment - Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset (or an asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. During the years 2011, 2010 and 2009, no impairment losses were identified.

j.	Investment in affiliated company:

On July 4, 2010, the Company entered into a purchase agreement with a private company and invested approximately $200, in consideration for approximately 4% of the private company's share capital. The investment is stated at cost.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 323-10-35. As of December 31, 2011, no impairment losses have been identified.

The above mentioned investment is reflected in the "Long term investment and others" line item in the balance sheet as of December 31, 2011.

k.	Goodwill impairment:

Goodwill reflects the excess of the purchase price of an acquired business over the fair value of net assets acquired.

The Company adopted FASB ASC 350 "Intangibles - Goodwill and other." Under FASB ASC 350, goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise) at the reporting unit level. The Company operates in one operating segment and such segment comprises its only reporting unit. The Company determined December 31 as the date of its annual impairment test.

FASB ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase the fair value of the reporting unit is compared with its carrying value. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. During the years 2011, 2010 and 2009, no impairment losses were found.

l.	Identifiable intangible assets:

Intangible assets consist of purchased technologies, customer relationships and backlog and are amortized over their useful lives, using a straight line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with FASB ASC 350. The weighted average remaining amortization period as of December 31, 2011 is less than one year, excluding the technology purchased during 2011 which will be amortized over ten years when it will be ready for its intended use (see also Note 10).

m.	Research and development costs:

Research and development costs net of participation and grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of Israel (the "OCS") are charged to expenses as incurred.

n.	Severance pay:

The Company's liability for severance pay for its Israeli employees, which were employed until June 30, 2010,  was calculated pursuant to Israel's Severance Pay Law, 5723-1963 (the "Severance Law"), based on the most recent monthly salary of its employees multiplied by the number of years of employment as of the balance sheet date for such employees. The Company's liability for severance pay was partly provided by monthly deposits of severance pay funds and insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet. The deposited funds may be withdrawn only upon the employee being entitled to severance pay pursuant to the Severance Law or labor agreements.  The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing July 1, 2010, the Company's agreements with new employees in Israel are under Section 14 of the Severance Law. According to Section 14, the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with such company pursuant to such Section 14. Commencing July 1, 2010, the Company does not incur additional liability with respect to such employees.

The Company's balance sheet as of December 31, 2011 does not include a liability or funds in connection with severance for Israeli employees who agreed to the terms of Section 14.

Severance expenses for the years ended December 31, 2011, 2010 and 2009 were $1,296, $799 and $386, respectively.

o.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with FASB ASC 740, "Income Taxes." ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries record a valuation allowance to reduce their deferred tax assets to the amount that they believe is more likely than not to be realized.

ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

p.	Net income per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with FASB ASC 260 "Earnings Per Share".

q.	Accounting for stock-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on its estimated fair value in accordance with FASB ASC 718 "Compensation-Stock Compensation".

FASB ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statement of operations.

The Company recognizes compensation expenses based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. FASB ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures and Company's expected pre-vesting forfeitures in future periods.

The Company measures the fair value of its options using the Black-Scholes-Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical term that is equivalent to the options expected term. The expected term of options granted in prior years was calculated using the simplified method (being the average between the vesting periods and the contractual life of the options in accordance with SAB 107, as replaced and amended, effective January 1, 2008, by SAB 110). The risk-free interest rate is based on the U.S. Treasury yield curve of bonds with an equivalent term to the expected life of the options. The Company has historically not paid dividends and has no intention to pay dividends in the foreseeable future.

r.	Revenue recognition:

The Company generates its revenues mainly from sales of network processor chips and to a lesser extent from the sales of network-processor based systems, software tools and maintenance and support services.

Revenues from network processor chips and network-processor based systems are recognized upon delivery in accordance with SAB 104 "Revenue Recognition," when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable. The Company does not have any significant obligations after delivery. The Company does not grant a right of return to its customers. In addition if a transaction sale does not meet all the criteria, the revenue is deferred until all criteria are met.

In certain instances, the Company sells network-processor based systems together with software tools and maintenance and support services. In those cases the Company complies with the requirements set forth in FASB ASC 605-25 "Revenue Recognition" relating to the separation of multiple deliverables into individual accounting units with determinable fair values.  Revenues from such software tools and maintenance were immaterial during 2009, 2010 and 2011.

Deferred revenues include unearned amounts received from maintenance and support services and amounts received from customers but not yet recognized as revenues.

During 2006 and 2010, the Company signed agreements with Marvell Technology Group Ltd. ("Marvell"). According to the agreements, Marvell will manufacture and sell a customized version of the Company's NP-3 and NP-4 network processors to Cisco Systems, Inc. ("Cisco") and will pay the Company royalties for each chip it sells to Cisco.

Royalty revenue is recorded in accordance with FASB ASC 605-45-45, "Considerations of Reporting Revenue Gross as a Principal versus Net as an Agent", on a net basis. In accordance with the Company's agreements with Marvell, Marvell sends the Company royalty reports, once a month, which reflect prior month's sales. Accordingly, the Company recognizes royalty revenues in the month that follows the month in which the sales are made by Marvell. (See also Note 15c.)

s.	Advertising expenses:

Advertising expenses are charged to the statement of operations, as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $67, $26 and $113 respectively.

t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short term deposits, investments in available-for-sale marketable securities, foreign exchange contracts and trade receivables.

The Company's cash and cash equivalents and short-term deposits are invested with major banks mainly in Israel and the United States. The Company's investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company invests only in highly rated financial instruments and maintains its cash equivalents, with fixed and floating interest rate income. Deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's available-for-sale marketable securities include investments in highly rated marketable securities of U.S. and Israel Governments, and marketable securities of U.S. and European corporations. Those investments are mostly traded in the U.S. secondary market.

The Company's trade receivables are derived primarily from sales to customers and located mainly in North America, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is determined with respect to specific amounts that the Company has determined to be doubtful of collection.

The Company has entered into foreign exchange forward and options contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to employees salaries. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure. (See also Note 6.)

u.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, available-for-sale marketable securities, short-term deposits, trade receivable, trade payable and other accounts payable and accrued liabilities, approximate fair value because of their generally short term maturities.

The Company accounts for certain assets and liabilities at fair value under FASB ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, FASB ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -
Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

The Company measures its debt securities and foreign currency derivative instruments at fair value. Government bonds, corporate bonds and foreign currency forward and options contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (See also Note 6.)

v.	Royalty-bearing grants:

Royalty-bearing grants from the OCS for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction of research and development costs.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3.5%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales, payment of royalties is not required.

Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the royalties for each individual contract when the related revenues are recognized, with a corresponding charge to cost of sales.  In the case of failure of a project that was partly financed by the OCS, the Company will not be obligated to pay any such royalties.

w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with FASB ASC 220 "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) includes all changes in equity during a period related to the Company. The Company determined that its items of other comprehensive income (loss) relates to unrealized gain )loss( on available-for-sale marketable securities, and unrealized gain (loss) on foreign currency cash flow hedge.

x.	Derivatives and hedging:

The Company enters into forward and options contracts in order to limit its exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in New Israeli Shekels ("NIS"). (See also Note 5.)

The Company accounts for derivatives and hedging in accordance with FASB ASC 815, "Derivatives and Hedging". FASB ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If the derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of derivatives will be recognized in other comprehensive income (loss) until the hedged item is recognized in statements of operations. The ineffective portion of a derivative's change in fair value is recognized in statements of operations in finance expense. During the years 2011, 2010 and 2009 the ineffective portion recognized in finance expenses was immaterial.

y.	Impact of recently issued accounting updates:

In June 2011, the FASB issued an amendment to an existing accounting standard which requires companies to present net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. In addition, in December 2011, the FASB issued an amendment to an existing accounting standard which defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. The Company's adoption of both standards is not expected to have an impact on the Company's consolidated financial statements.

In September 2011, the FASB issued an amendment to an existing accounting standard, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and the adoption is not expected to have a material impact on its financial statements.

In May 2011, the FASB issued a new accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard in the first quarter of 2012 and the adoption is not expected to have a material impact on its financial statements and disclosures.